Organization and Business (Details) (USD $)	12 Months Ended			19 Months Ended	99 Months Ended			2 Months Ended	0 Months Ended	12 Months Ended		99 Months Ended	20 Months Ended	16 Months Ended				16 Months Ended		19 Months Ended										16 Months Ended				99 Months Ended
	Dec. 31, 2012 Mortgage_Notes_Receivable Property states	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2009	Dec. 31, 2012 Mortgage_Notes_Receivable Property states	Jul. 27, 2011	Jul. 26, 2011	Mar. 06, 2013 Subsequent event	Jan. 22, 2013 Spirit And Spirit Realty, L.P. Merger Subsequent event	Dec. 31, 2012 Distribution reinvestment plan	Dec. 31, 2011 Distribution reinvestment plan	Dec. 31, 2012 Distribution reinvestment plan	May 22, 2007 IPO	Nov. 12, 2006 IPO Primary offering	May 22, 2007 IPO Primary offering	Mar. 29, 2007 IPO Primary offering	Jun. 27, 2005 IPO Primary offering	Nov. 12, 2006 IPO Distribution reinvestment plan	May 22, 2007 IPO Distribution reinvestment plan	Jan. 02, 2009 Follow-on offering	Jan. 02, 2009 Follow-on offering Primary offering	Jan. 02, 2009 Follow-on offering Distribution reinvestment plan	Mar. 29, 2007 Follow-on offering Distribution reinvestment plan	Dec. 31, 2012 DRIP offering Distribution reinvestment plan	Sep. 18, 2008 DRIP offering Distribution reinvestment plan	Dec. 31, 2012 Consolidated properties sqft Property	Jun. 27, 2005 Maximum IPO	Mar. 29, 2007 Maximum IPO Primary offering	Nov. 13, 2006 Maximum IPO Primary offering	Nov. 12, 2006 Maximum IPO Distribution reinvestment plan	Mar. 29, 2007 Maximum IPO Distribution reinvestment plan	Nov. 13, 2006 Maximum IPO Distribution reinvestment plan	May 23, 2007 Maximum Follow-on offering	Dec. 31, 2012 CCPT OP II	Dec. 31, 2012 CCPT OP II Maximum
Organization and business [Line Items]
General partner partnership interest percentage																																		99.99%
Noncontrolling interest - limited partner partnership interest percentage																																			0.01%
Number of owned properties (in number of properties)																										752
Rentable square feet (in square feet)																										21,200,000
Number of states in which entity owns properties (in number of states)	45				45
Percentage of rentable space leased	96.00%				96.00%
Number of mortgage notes receivable (in number of mortgage notes receivable)	69				69
Number of restaurant properties securing mortgage notes receivable (in properties)	43				43
Number of single-tenant retail properties securing mortgage notes receivable (in properties)	26				26
Common stock, shares authorized	240,000,000	240,000,000			240,000,000																						45,000,000	54,140,000	49,390,000		1,202,000	5,952,000	150,000,000
Share price						$ 9.35	$ 8.05										$ 10						$ 11,400,000.0	$ 9.35
Issuance of common stock, shares													53,909,877	486,000							141,520,572
Shares issued pursuant to a distribution reinvestment plan (in shares)	6,100,000	7,000,000											928,438					5,000,000				5,933,687
Dividend reinvestment plan, reinvestment share price (in dollars per share)	$ 9.35																													$ 9.50
Dividend reinvestment plan, reinvestment percentage of common stock value																														95.00%
Common stock, shares authorized, value																$ 541,400,000
Gross proceeds from the issuance of common stock												261,300,000
Stock issued during period, shares, new issues and dividend reinvestment plan (in shares)					231,200,000								54,838,315							147,454,259
Issuance of common stock, gross proceeds	57,034,000	59,696,000	61,377,000	1,500,000,000	2,300,000,000								547,400,000
Unsold shares deregistered													503,685		230,123				273,562	1,595,741	1,529,428	66,313
Shares declared effective																									30,000,000
Redemptions of common stock	71,268,000	52,590,000	21,638,000		206,100,000			121,000		57,000,000	59,700,000
Offering costs, selling commissions, and dealer management fees					$ 188,300,000
Merger Agreement exchange ratio of third party common stock (in shares)									1.9048
Business combination, exchange ratio of Company common stock (in shares)									0.525